Disaggregation of Revenue - Schedule of Disaggregates Revenue by Type of Services (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Disaggregates Revenue by Type of Services [Line Items]
Revenue	$ 130,932,196	$ 16,822,196	$ 103,820,403	$ 115,285,213
Non-IPO Financial Printing Services [Member]
Schedule of Disaggregates Revenue by Type of Services [Line Items]
Revenue	67,775,030	8,707,750	71,030,715	81,249,576
Non-IPO Financial Printing Services [Member] | Annual reports [Member]
Schedule of Disaggregates Revenue by Type of Services [Line Items]
Revenue	34,625,309	4,448,667	41,608,778	53,021,533
Non-IPO Financial Printing Services [Member] | Circulars [Member]
Schedule of Disaggregates Revenue by Type of Services [Line Items]
Revenue	11,907,715	1,529,906	8,029,862	8,694,347
Non-IPO Financial Printing Services [Member] | Others [Member]
Schedule of Disaggregates Revenue by Type of Services [Line Items]
Revenue	21,242,006	2,729,177	21,392,075	19,533,696
Transferred at Point in Time [Member] | Integrated IPO Financial Printing Services [Member]
Schedule of Disaggregates Revenue by Type of Services [Line Items]
Revenue	$ 63,157,166	$ 8,114,446	$ 32,789,688	$ 34,035,637